VESSELS, RIGS AND EQUIPMENT, NET (Summary of Vessels and Equipment, Net) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation	$ (102,159,000)	$ (91,313,000)
Impairment loss	0	$ 0
Cost
Property, Plant and Equipment [Line Items]
Impairment loss	(40,714,000)
Cost | Vessels, Rigs And Equipment
Property, Plant and Equipment [Line Items]
Cost, beginning balance	3,298,214,000		$ 3,345,233,000
Vessel disposals	(126,547,000)
Capital improvements	120,242,000
Cost, ending balance	3,298,214,000		3,345,233,000
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Impairment loss	(33,325,000)
Accumulated Depreciation | Vessels, Rigs And Equipment
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance	(708,380,000)		(698,844,000)
Depreciation	(81,674,000)
Vessel disposals	(38,813,000)
Accumulated depreciation, ending balance	(708,380,000)		(698,844,000)
Vessels, Rigs and Equipment, net
Property, Plant and Equipment [Line Items]
Impairment loss	(7,389,000)
Vessels, Rigs and Equipment, net | Vessels, Rigs And Equipment
Property, Plant and Equipment [Line Items]
Vessels and equipment, Net beginning balance	2,589,834,000		2,646,389,000
Depreciation	(81,674,000)
Vessel disposals	(87,734,000)
Capital improvements	120,242,000
Vessels and equipment, Net ending balance	$ 2,589,834,000		$ 2,646,389,000